Discontinued operations and assets held for sale	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Discontinued operations and assets held for sale
Note 5: Discontinued operations and assets held for sale

Discontinued operations – Discontinued operations consisted of our retail packaging and signage business, which we sold in January 2009. We evaluate our businesses and product lines periodically for strategic fit within our operations. In December 2008, we determined that this non-strategic business met the criteria to be classified as discontinued operations in our consolidated financial statements. Based on the estimated fair value of this business, we reduced the carrying value of its long-lived assets and inventories and recorded a pre-tax charge of $3.4 million, which was included in net loss from discontinued operations in our 2008 consolidated statement of income. On January 31, 2009, we completed the sale of this business for gross cash proceeds of $0.3 million plus a note receivable. The loss on disposal recorded in 2010 relates to the finalization of purchase consideration.

Revenue and income from discontinued operations were as follows:

(in thousands)	2010	2009	2008
Revenue	$—	$816	$14,378

Loss from operations	$—	$(155)	$(3,031)
(Loss) gain on disposal	(1,244)	155	(3,416)
Income tax benefit	473	—	2,209
Net loss from discontinued operations	$(771)	$—	$(4,238)

Assets held for sale – Assets held for sale as of December 31, 2010 consisted of our facility located in Thorofare, New Jersey, which was closed in April 2009, and our facility located in Greensboro, North Carolina, which was closed in July 2009. Both facilities previously housed manufacturing operations, while the Thorofare location also housed a customer call center. The Greensboro facility was sold in January 2011 for net cash proceeds of $0.7 million, realizing a pre-tax gain of $0.1 million. We are actively marketing the Thorofare property and expect its selling price to exceed its carrying value.

During 2008, we completed the sale of our Flagstaff, Arizona facility, which was closed in August 2008. Proceeds from the sale were $4.2 million, resulting in a pre-tax gain of $1.4 million.